Equity - Summary of Unrealized Gain (Loss) on Available-for-sale Financial Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Balance at January 1		$ 201,310,187	$ 166,841,165	$ 165,924,980
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets			224,036	(248,599)
Share from associates and joint venture accounted for using the equity method	$ 4,463	136,608	264,389	(871,679)
Balance at December 31	$ 7,155,436	219,027,922	201,310,187	166,841,165
Reserve of gains and losses on remeasuring available-for-sale financial assets excluding changes in capital surplus [member]
Balance at January 1		$ 422,570	(197,314)	588,119
Unrealized gain (loss) arising on revaluation of available-for-sale financial assets			169,585	(257,240)
Cumulative loss reclassified to profit or loss on impairment of available-for-sale financial assets			50,206
Cumulative loss (gain) reclassified to profit or loss on disposal of available-for-sale financial assets			(1,517)	7,512
Share from associates and joint venture accounted for using the equity method			401,610	(535,705)
Balance at December 31			$ 422,570	$ (197,314)